Related Party Transactions	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Related Party Transactions

Note 6: Related Party Transactions

In the normal course of business, there are various transactions between the Company and other related entities. In certain circumstances, expenses such as those related to sales and marketing, administrative, operations, other support and infrastructure costs are shared between the companies. Expenses incurred that are specifically identifiable with a particular company are borne by that company; other expenses are allocated among the companies on the basis of time and usage studies. Amounts due from transactions with affiliates are generally settled monthly. The Company reimbursed CMFG Life $38,579, $30,131 and $20,808 for these expenses in 2019, 2018 and 2017, respectively; which are included in operating and other expenses.

Amounts receivable/payable from/to affiliates are shown in the following table:

	2019	2018

Receivable from:
CMFG Life	$476	$5,001
Other	8	26

Total	$484	$5,027

Payable to:
CUNA Brokerage Services, Inc.	$3,383	$2,948
Other	150	58

Total	$3,533	$3,006

Amounts receivable from CMFG Life at December 31, 2018 are primarily for a policyholder’s purchase of an MLIC annuity when a CMFG Life policyholder has surrendered their policy for the purchase of a single premium deferred index annuity, single premium deferred modified guaranteed index annuity or flexible premium variable and index linked deferred annuity and for the cession of death claims related to the Company’s single premium deferred index annuity, single premium deferred modified guaranteed index annuity or flexible premium variable index linked deferred annuity.

The Company hires MEMBERS Capital Advisors, Inc. (“MCA”) for investment advisory services. MCA, which is 100% owned by CMIC, manages substantially all of the Company’s invested assets in accordance with policies, directives and guidelines established by the Company. The Company recorded MCA investment management fees totaling $54, $58 and $21 for the years ended December 31, 2019, 2018 and 2017, respectively, which are included as a reduction to net investment income.

The Company utilizes CUNA Brokerage Services, Inc., which is 100% owned by CMIC, to distribute its single premium deferred index annuity, single premium deferred modified guaranteed index annuity and flexible premium variable and index linked deferred annuity and recorded commission expense for this service of $34,180, $29,996 and $29,114 in 2019, 2018 and 2017, respectively, which is included in operating and other expenses. This expense is entirely offset by commission income the Company receives from CMFG Life as part of the 2013, 2015 and 2019 reinsurance agreements.

 The Company received additional paid in capital of $20,653 of debt securities from CMIC in 2018, net of deferred tax liability of $24. The Company received no additional paid in capital in 2019 and 2017. The Company paid a $7,000 cash dividend to its parent in 2017. The Company paid no dividends in 2019 and 2018.

See Note 7 regarding reinsurance and other agreements entered into by the Company and CMFG Life.